SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, plant and equipment useful lives

Assets	Estimated useful lives
Buildings and leasehold improvements	5 to 40 years
Machinery and equipment	3 to 20 years
Telecommunication networks	3 to 20 years

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(q)   Property, plant and equipment (continued)

Schedule of useful lives of intangible assets using the straight-line method

Assets	Estimated useful lives
Software	3 to 7 years
Naming rights	25 years
Customer relationships and other	3 to 10 years